CONVERTIBLE DEBENTURES AND PROMISSORY NOTES (Schedule of promissory notes) (Details) - Promissory notes payable [Member] - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Debt Instrument [Line Items]
Balance, beginning of period	$ 14,186,667	$ 21,200,000
Payments	(6,080,000)	(7,013,333)
Balance, end of period	8,106,667	$ 14,186,667
Current portion	6,080,000
Non-current portion	$ 2,026,667